Borrowings (Tables)	6 Months Ended
Dec. 31, 2019
Borrowings
Schedule of borrowings

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
Senior secured notes	318,738	330,757	328,696
Secured term loan facility	168,114	175,022	173,880
Accrued interest on senior secured notes	5,288	5,453	5,492
	492,140	511,232	508,068
Less: non-current portion
Senior secured notes	318,738	330,757	328,696
Secured term loan facility	168,114	175,022	173,880
Non-current borrowings	486,852	505,779	502,576
Current borrowings	5,288	5,453	5,492